Notes to the statement of financial position - Pension provisions and post-retirement benefits, fair value of plan assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets at the beginning of the period	€ (54,736)	€ (44,994)
Actuarial gain/(loss)	593	(10,574)
Benefits paid	2,137	827
Currency translation	110	(632)
Fair value of plan assets	(54,524)	(54,736)	€ (44,994)
Fair Value of Plan Assets
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets at the beginning of the period	6,643	5,595
Expected return on plan assets	159	136	160
Employer contributions	888	1,006
Employee contributions	0	50
Actuarial gain/(loss)	(68)	(30)
Benefits paid	(1,338)	(176)
Currency translation	(52)	62
Fair value of plan assets	€ 6,232	€ 6,643	€ 5,595